RELATED PARTY TRANSACTIONS - Major transactions with related parties (Details) ¥ in Thousands, $ in Thousands			1 Months Ended		6 Months Ended	12 Months Ended
	Nov. 07, 2016 USD ($)	Nov. 07, 2016 CNY (¥)	Aug. 31, 2014 USD ($)	Aug. 31, 2014 CNY (¥)	Jun. 30, 2014 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
RELATED PARTY TRANSACTIONS
Interest income									¥ 4,296
Repurchase of redeemable preferred shares									273,562
Preference dividends	$ 50,812	¥ 343,296				¥ 343,296
Loan from a related party								¥ 64,936
Repayment of a related party loan						65,474
Convertible bonds from a related party						327,580
Interest expenses						32,245		2,579	244
Affiliated Entity
RELATED PARTY TRANSACTIONS
Preference dividends						343,296
EDC Holding
RELATED PARTY TRANSACTIONS
Service fees charged by EDC Holding									55,869
Loans made to EDC Holding									307,048
Interest income					¥ 4,296
Interest expenses					¥ 244				¥ 244
STT GDC Pte. Ltd.
RELATED PARTY TRANSACTIONS
Preference dividends						223,225
Interest expenses						32,245	$ 397	¥ 2,579
SBCVC
RELATED PARTY TRANSACTIONS
Repurchase of redeemable preferred shares			$ 44,458	¥ 273,562
Preference dividends						109,665
Other non-principal preferred shareholders
RELATED PARTY TRANSACTIONS
Preference dividends						¥ 10,406